Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2019 and December 31, 2018:

	June 30, 2019
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$11,232	$—	$11,232	$—

Liabilities
Derivative liabilities	$103,778	$—	$103,778	$—

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$69,105	$—	$69,105	$—

Liabilities
Derivative liabilities	$29,321	$—	$29,321	$—

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2019 and December 31, 2018 were as follows:

	June 30, 2019
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$782,884		$782,884	$782,884	$—	$—
Restricted cash	187,401		187,401	187,401	—	—
Derivative assets	11,232		11,232	—	11,232	—
	$981,517		$981,517	$970,285	$11,232	$—
Liabilities
Debt	$29,160,698	(a)	$29,440,673	$—	$29,440,673	$—
Derivative liabilities	103,778		103,778	—	103,778	—
	$29,264,476		$29,544,451	$—	$29,544,451	$—

(a)	Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2018
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,204,018		$1,204,018	$1,204,018	$—	$—
Restricted cash	211,017		211,017	211,017	—	—
Derivative assets	69,105		69,105	—	69,105	—
	$1,484,140		$1,484,140	$1,415,035	$69,105	$—
Liabilities
Debt	$29,668,203	(a)	$29,031,153	$—	$29,031,153	$—
Derivative liabilities	29,321		29,321	—	29,321	—
	$29,697,524		$29,060,474	$—	$29,060,474	$—

(a)
Excludes debt issuance costs, debt discounts and debt premium.